Financial Instruments (Unaudited) Unsettled Derivatives (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Asset		$ 62	$ 14
Derivative Liability		24	86
Paid to brokers associated with margin requirements		5	10
Trade Accounts Receivable [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		59	9
Derivative Liability		8	51
Accounts Payable and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		3	5
Derivative Liability		16	35
Commodity Contract [Member] | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset position		70	20
Liability position		32	92
Derivative Asset, Fair Value, Gross Liability		8	6
Derivative Liability, Fair Value, Gross Asset		8	6
Derivative Asset		62	14
Derivative Liability		24	86
Commodity Contract [Member] | Copper Derivatives [Member] | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset position		4	1
Liability position		8	11
Derivative Asset, Fair Value, Gross Liability		4	1
Derivative Liability, Fair Value, Gross Asset		4	1
Derivative Asset		0	0
Derivative Liability		4	10
Commodity Contract [Member] | Copper futures and swap contracts [Member] | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset position	[1]	4	1
Liability position	[1]	6	11
Commodity Contract [Member] | Copper forward contracts [Member] | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Liability position		2	0
Commodity Contract [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset position		66	19
Liability position		24	81
Derivative Asset, Fair Value, Gross Liability		4	5
Derivative Liability, Fair Value, Gross Asset		4	5
Derivative Asset		62	14
Derivative Liability		$ 20	$ 76

[1]	FCX paid $5 million to brokers at March 31, 2016, and $10 million at December 31, 2015, for margin requirements (recorded in other current assets).